Receivables	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
RECEIVABLES

NOTE 3—RECEIVABLES

At June 30, 2020 and December 31, 2019, receivables consisted of the following:

	June 30, 2020	December 31, 2019
Credit card payments in process of settlement	$904,658	$406,838
Vendor rebates receivable	1,050,477	1,455,248
Total	$1,955,076	$1,862,086